Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Goodwill
Balance	$ 608,761	$ 565,177
Adjustments on account of foreign exchange	(11,730)	(6,107)
Balance	675,647	608,761
QuestaWeb
Goodwill
Acquisition of goodwill		21,691
Portrix
Goodwill
Acquisition of goodwill		15,032
GreenMile
Goodwill
Acquisition of goodwill		$ 12,968
Net CHB, LLC
Goodwill
Acquisition of goodwill	26,797
Foxtrot
Goodwill
Acquisition of goodwill	1,527
XPS
Goodwill
Acquisition of goodwill	43,529
Supply Vision
Goodwill
Acquisition of goodwill	$ 6,763